Other receivables and prepayments, net (Tables)	12 Months Ended
Dec. 31, 2019
Other receivables and prepayments, net
Schedule of components of other receivables and prepayments, net

	As of December 31,
	2018	2019
	RMB	RMB
Deposits (Note a)	436,402	324,018
VAT and EIT recoverable	770,949	1,567,589
Interest receivable	100,402	22,578
Advances to suppliers related to financing activities (Note b)	1,269,898	37,442
Prepayment to suppliers related to procurement activities	707,233	593,117
Prepaid expense	119,436	62,160
Others	230,024	324,877

Subtotal	3,634,344	2,931,781

Less: allowance for doubtful accounts	(39,608)	(33,888)

Total	3,594,736	2,897,893

Note:
(a)	Deposits consist of amounts paid to vendors for advertising and rentals.
(b)	The Group provides financing to some of its suppliers by advancing them cash, and holds portions of accounts payables the Group owed to them as pledges with interest bearing from 8% to 18%.

Schedule of movement of allowance for doubtful debts

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Allowance for doubtful accounts:
Balance at beginning of the year	(23,418)	(43,097)	(39,608)
Provision for allowance during the year	(19,679)	(5,220)	(10,456)
Write-offs during the year	—	8,709	16,176

Balance at end of the year	(43,097)	(39,608)	(33,888)